Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023 [1]
Current assets
Cash and cash equivalents	$ 6,214	$ 45,918	$ 48,584
Trade accounts receivable	1,392	11,584	22,400
Inventories	20,698	16,140	14,667
Advance to suppliers	3,400	9,727	5,327
Cash held as collateral	11,253
Accounts receivable from related parties			10
Prepaid expenses and other assets	608	3,034	3,304
Recoverable VAT and other taxes	5,684	6,368	13,339
Total current assets	49,249	92,771	107,631
Non-current assets
Judicial deposits	865		49
Loan and accounts receivable from related parties	18,542	12,953	9,928
Recoverable VAT and other taxes	2,658	1,312
Deferred income tax and social contribution	6,168	19,230	1,561
Cash held as collateral	26	12,686	11,519
Property, plant and equipment	161,366	141,025	180,856
Deferred exploration and evaluation expenditure	54,874	47,141	56,016
Total non-current assets	244,499	234,347	259,929
Total assets	293,748	327,118	367,560
Current liabilities
Suppliers	49,524	32,627	53,675
Loans and export prepayment	127,334	61,596	21,807
Lease liability	1,214	1,753	1,609
Prepayment from customer	5,062	1,514	1,625
Taxes payable	7,257	3,923	10,234
Payroll and related charges	2,288	1,959	1,907
Legal contingencies		155
Accounts payable to related parties	3,050	1,240
Other liabilities	4,742	4,004	1,459
Total current liabilities	200,471	108,771	92,316
Non-current liabilities
Loans and export prepayment	13,199	112,003	107,121
Lease liability	1,587	1,435	2,712
Taxes payable	3,713	3,174	104
Legal contingencies	5,420	3,271
Long term provisions	3,197	3,221	764
Accounts payable to related parties	5,653
Asset retirement obligations	3,878	2,903	2,893
Total non-current liabilities	36,647	126,007	113,594
Shareholders' equity
Share capital	328,620	326,832	291,215
Stock-based compensation reserve	19,167	18,485	44,488
Tax incentive reserve	2,671	2,500
Accumulated other comprehensive income (loss)	(16,661)	(28,495)	1,533
Accumulated losses	(277,167)	(226,982)	(175,586)
Total shareholders' equity	56,630	92,340	161,650
Total liabilities and shareholders' equity	$ 293,748	$ 327,118	$ 367,560

[1]	Effective January 1, 2024, the Company changed its presentation currency from Canadian dollars to United States dollars. Refer to Note 2.4 “Presentation currency of the financial statements” for further details.